Taxes (Details) - Schedule income tax (benefit) provision - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Total	$ 1,006,257	$ (547,357)
Cayman Islands [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
BVI [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
Hong Kong [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current
Deferred
China [Member]
Taxes (Details) - Schedule income tax (benefit) provision [Line Items]
Current	168,387	144,616
Deferred	$ 837,870	$ (691,973)